Share capital - Rio Tinto Limited - Additional information (Detail) - – Rio Tinto Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 44	$ 78	$ 84
Number of shares held (in shares)	303,327	794,282	979,495